CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share capital (Note 14)	Contributed Surplus	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at beginning of year at Dec. 31, 2015	$ 3,709.0	$ 44.3	$ (288.1)	$ (302.2)	$ 3,163.0
Net income				122.2	122.2
Other comprehensive income			63.6		63.6
Total comprehensive income (loss)					185.8
Equity offering	893.9				893.9
Exercise of stock options	21.8	(5.5)			16.3
Share-based payments		5.6			5.6
Vesting of restricted share units	2.8	(2.8)
Dividend reinvestment plan	38.7				38.7
Dividends Declared				156.8	156.8
Balance at end of year at Dec. 31, 2016	4,666.2	41.6	(224.5)	(336.8)	4,146.5
Net income				194.7	194.7
Other comprehensive income			118.0		118.0
Total comprehensive income (loss)					312.7
Exercise of warrants	382.9	(26.5)			356.4
Exercise of stock options	14.1	(4.0)			10.1
Share-based payments		5.6			5.6
Vesting of restricted share units	2.5	(2.5)
Dividend reinvestment plan	42.1				42.1
Dividends Declared				167.9	167.9
Balance at end of year at Dec. 31, 2017	$ 5,107.8	$ 14.2	$ (106.5)	$ (310.0)	$ 4,705.5